Investment in equity investees (Details 2) $ in Thousands								1 Months Ended		3 Months Ended				12 Months Ended
	Aug. 11, 2016 CNY (¥) item	Jun. 17, 2016 CNY (¥)	Apr. 26, 2016 CNY (¥)	Jan. 21, 2016 USD ($)	Jan. 21, 2016 CNY (¥)	May 22, 2015 CNY (¥) item	Feb. 16, 2015 CNY (¥)	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Equity method investments
Investments accounted for under the equity method										¥ 9,520,507,000				¥ 9,520,507,000
An aggregate price of new shares issued														9,592,258,000		¥ 29,091,963,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment										9,520,507,000				9,520,507,000
Operating data:
Operating data - Revenue														37,129,877,000	¥ 9,937,684,000
Operating data - Gross profit														4,829,800,000	2,935,620,000
Operating data - Loss from operations														(3,138,278,000)	(1,592,094,000)
Operating data - Net loss														(3,376,144,000)	(1,572,381,000)
Operating data - Net loss attributable to shareholder														(3,736,188,000)	(1,597,903,000)
Balance sheet data:
Balance sheet data - Current assets										47,159,053,000		¥ 13,606,870,000		47,159,053,000	13,606,870,000
Balance sheet data - Non-current assets										26,252,671,000		6,838,075,000		26,252,671,000	6,838,075,000
Balance sheet data - Current liabilities										27,108,229,000		6,518,096,000		27,108,229,000	6,518,096,000
Balance sheet data - Non-current liabilities										4,559,231,000		146,008,000		4,559,231,000	146,008,000
Balance sheet data - Redeemable stock										4,795,473,000				4,795,473,000
Balance sheet data - Non-controlling interests										4,072,998,000		1,714,021,000		4,072,998,000	1,714,021,000
Ordinary shares
Equity method investments
An aggregate price of new shares issued														19,000		¥ 80,000
Tuniu Group | HNA Tourism Group
Equity method investments
An aggregate price of new shares issued | $				$ 500,000
Yonghui Group
Equity method investments
Investments accounted for under the equity method	¥ 4,234,929,000									4,234,845,000				4,234,845,000
Percentage of the issued and outstanding ordinary shares (in percentage)	10.00%
Total consideration in cash	¥ 4,234,929,000
Number of board seat held | item	2
Number of board seats | item	11
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment	¥ 4,234,929,000									4,234,845,000				4,234,845,000
Proportionate share of investee's net tangible assets, liabilities and intangible assets	1,869,905,000									1,877,196,000				1,877,196,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets	2,365,024,000									2,357,649,000				2,357,649,000
The excess of carrying value has been primarily assigned to goodwill	1,270,190,000									1,270,190,000				1,270,190,000
The excess of carrying value has been primarily assigned to amortizable intangible assets	1,459,779,000									1,449,946,000				1,449,946,000
The excess of carrying value has been primarily assigned to deferred tax liabilities	¥ (364,945,000)									(362,487,000)				(362,487,000)
Cumulative gains/(losses) in equity interest										(84,000)				¥ (84,000)
Weighted average life of the intangible assets	18 years													18 years
Aggregate market values										4,699,097,000				¥ 4,699,097,000
Bitauto Group
Equity method investments
Investments accounted for under the equity method							¥ 5,496,188,000			2,386,118,000		2,881,194,000		2,386,118,000	2,881,194,000
Percentage of the issued and outstanding ordinary shares (in percentage)		26.00%					25.00%
Total consideration in resources-Future services							¥ 3,045,268,000
Total consideration in cash		¥ 328,975,000					2,450,920,000
Total consideration for equity investment							¥ 5,496,188,000
Total consideration in resources, additional support period from key platform							5 years
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment							¥ 5,496,188,000			2,386,118,000		2,881,194,000		2,386,118,000	2,881,194,000
Proportionate share of investee's net tangible assets, liabilities and intangible assets							2,119,109,000			2,492,056,000		2,141,053,000		2,492,056,000	2,141,053,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets							3,377,079,000			(105,938,000)		740,141,000		(105,938,000)	740,141,000
The excess of carrying value has been primarily assigned to goodwill							2,846,260,000					260,619,000			260,619,000
The excess of carrying value has been primarily assigned to amortizable intangible assets							707,758,000			(105,938,000)		639,362,000		(105,938,000)	639,362,000
The excess of carrying value has been primarily assigned to deferred tax liabilities							¥ (176,939,000)					(159,840,000)			(159,840,000)
Cumulative gains/(losses) in equity interest										(3,439,045,000)		(2,614,994,000)		¥ (3,439,045,000)	(2,614,994,000)
Weighted average life of the intangible assets														5 years
Impairment charges in connection with the equity method										672,886,000		2,585,641,000
Aggregate market values										2,386,118,000		2,881,194,000		¥ 2,386,118,000	2,881,194,000
Dada Group
Equity method investments
Investments accounted for under the equity method			¥ 2,164,050,000							1,443,239,000				1,443,239,000
Percentage of the issued and outstanding ordinary shares (in percentage)								81.00%
Term of warrant (in years)								2 years
Total consideration in cash								¥ 1,298,700,000
Total consideration for equity investment								¥ 3,508,200,000
Assets/investments received by the Company			3,508,200,000
Number of board seat held | item								2
Number of board seats | item								5
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment			2,164,050,000							1,443,239,000				1,443,239,000
Proportionate share of investee's net tangible assets, liabilities and intangible assets			424,140,000							(290,365,000)				(290,365,000)
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets			1,739,910,000							1,733,604,000				1,733,604,000
The excess of carrying value has been primarily assigned to goodwill			1,605,891,000							1,605,891,000				1,605,891,000
The excess of carrying value has been primarily assigned to amortizable intangible assets			178,692,000							170,284,000				170,284,000
The excess of carrying value has been primarily assigned to deferred tax liabilities			¥ (44,673,000)							(42,571,000)				(42,571,000)
Cumulative gains/(losses) in equity interest										(720,811,000)				¥ (720,811,000)
Weighted average life of the intangible assets			9 years											9 years
Dada Group | Ordinary shares
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)								41.00%
Assets/investments received by the Company			¥ 2,164,050,000
Dada Group | Preferred Shares
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)								7.00%
Assets/investments received by the Company			1,298,700,000
Dada Group | Warrant to purchase preferred shares
Equity method investments
Assets/investments received by the Company			45,450,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Warrant recorded at fair value										45,450,000				¥ 45,450,000
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)								10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)								7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)								7 years
Tuniu Group
Equity method investments
Investments accounted for under the equity method						¥ 2,494,145,000				1,198,405,000		2,343,301,000		1,198,405,000	2,343,301,000
Percentage of the issued and outstanding ordinary shares (in percentage)				21.00%	21.00%	28.00%			6.50%							6.50%
Total consideration in resources-Future services						¥ 660,215,000
Total consideration in cash						1,528,275,000			¥ 305,930,000
Total consideration for equity investment						¥ 2,188,490,000
Total consideration in resources, with exclusive right						5 years
Number of board seat held | item						1
Unrealized gain, previously recorded, reversed													¥ 14,395,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment						¥ 2,494,145,000				1,198,405,000		2,343,301,000		1,198,405,000	2,343,301,000
Proportionate share of investee's net tangible assets, liabilities and intangible assets						1,014,296,000				1,006,763,000		878,668,000		1,006,763,000	878,668,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets						1,479,849,000				191,642,000		1,464,633,000		191,642,000	1,464,633,000
The excess of carrying value has been primarily assigned to goodwill						1,212,149,000				23,899,000		1,212,149,000		23,899,000	1,212,149,000
The excess of carrying value has been primarily assigned to amortizable intangible assets						356,933,000				223,657,000		336,645,000		223,657,000	336,645,000
The excess of carrying value has been primarily assigned to deferred tax liabilities						¥ (89,233,000)				(55,914,000)		(84,161,000)		(55,914,000)	(84,161,000)
Cumulative gains/(losses) in equity interest										(1,295,740,000)		(150,844,000)		¥ (1,295,740,000)	¥ (150,844,000)
Weighted average life of the intangible assets						8 years								8 years	8 years
Impairment charges in connection with the equity method											¥ 721,501,000
Fair value of equity method investments											¥ 1,454,578,000
Deemed partial disposal gain					¥ 108,495,000
Aggregate market values										¥ 1,579,417,000		¥ 2,700,098,000		¥ 1,579,417,000	¥ 2,700,098,000
Others, net
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Impairment charges in connection with the cost method														436,621,000	285,051,000	¥ 0
Others, net | JD Daojia
Equity method investments
Disposal gain			¥ 1,227,760,000
Share of results of equity investees
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Impairment charges in connection with the equity method														¥ 1,416,801,000	¥ 2,585,641,000	¥ 0